Deferred Revenue	12 Months Ended
Sep. 30, 2025
Deferred Revenue [Abstract]
Deferred revenue

9. Deferred revenue

The movement of deferred revenue is as follows:

	September 30, 2025	September 30, 2024
	US$	US$
Opening balance	5,332,194	4,057,517
Additional deferred revenue accrual	5,991,194	5,302,014
Revenue release from deferred revenue	(5,280,749)	(4,027,337)
Ending Balance	6,042,639	5,332,194

For the year ended September 30, 2025, $5,280,749 (2024: $4,027,337) revenue recognized in the current period was from prior period’s ending deferred revenue balance.